Annual Total Returns- Vanguard Large-Cap Index Fund (ETF) [BarChart] - ETF - Vanguard Large-Cap Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.58%	16.09%	32.65%	13.39%	1.07%	11.65%	22.03%	(4.44%)	31.39%	20.99%